PGIM Conservative Retirement Spending Fund
Schedule of Investments (unaudited) as of December 31, 2025
Description	Shares	Value
Long-Term Investments 86.4%
Affiliated Exchange-Traded Fund 2.0%
PGIM Active High Yield Bond ETF	3,014	$106,937
(cost $103,959)(wa)
Affiliated Mutual Funds — 80.9%
Domestic Equity — 24.7%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	15,658	746,744
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	10,810	106,373
PGIM US Real Estate Fund (Class R6)	30,048	466,652
		1,319,769
Fixed Income — 43.5%
PGIM Core Conservative Bond Fund (Class R6)	159,873	1,394,095
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	18,962	131,599
PGIM TIPS Fund (Class R6)	96,084	804,227
		2,329,921
International Equity — 12.7%
PGIM Jennison Global Infrastructure Fund (Class R6)	26,444	467,798
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	12,747	214,017
		681,815

Total Affiliated Mutual Funds (cost $4,042,805)(wa)		4,331,505
Unaffiliated Exchange-Traded Fund 3.5%
Vanguard Long-Term Bond ETF (cost $187,949)	2,690	187,009

Total Long-Term Investments (cost $4,334,713)		4,625,451

Short-Term Investment 14.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $758,265)(wa)	758,265	758,265

TOTAL INVESTMENTS 100.5% (cost $5,092,978)		5,383,716
Liabilities in excess of other assets (0.5)%		(27,962)

Net Assets 100.0%		$5,355,754

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Conservative Retirement Spending Fund